Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Variations in Intangible Assets
The following tables show the variations in intangible assets for the year ended December 31, 2022 and the half-year ended June 30, 2023:

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2021/12/31			adjustments		2022/12/31
Gross
Software	1,294	81	(398)	—	—	977
Patents	70	281	—	—	—	351
Other intangibles	—	43,569	—	—	—	43,569
TOTAL—Gross	1,364	43,931	(398)	—	—	44,897
Accumulated depreciation and impairment
Software	(1,190)	(79)	329	—	—	(940)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,190)	(79)	329	—	—	(940)
TOTAL - Net	174	43,852	(69)	—	—	43,957

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2022/12/31			adjustments		2023/06/30
Gross
Software	977	—	(13)	—	—	964
Patents	351	—	—	—	2	352
Other intangibles	43,569	2,000	—	248	—	45,817
TOTAL—Gross	44,897	2,000	(13)	248	2	47,134
Accumulated depreciation and impairment
Software	(940)	(30)	19	—	—	(951)
Patents	—	—	—	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(940)	(30)	19	—	—	(951)
TOTAL - Net	43,957	1,970	6	248	2	46,182